Cover	May 31, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2022
Entity File Number	001-40648
Entity Registrant Name	BELONG ACQUISITION CORP.
Entity Central Index Key	0001842384
Entity Tax Identification Number	86-1450752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	202 Washington Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Brookline
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02445
City Area Code	(215)
Local Phone Number	731-9450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BLNG
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	BLNGW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	BLNGU
Security Exchange Name	NASDAQ